Equity-settled share-based transactions - Number and weighted average exercise prices RSUs, Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses		$ 557	$ 5,624
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in US dollars per share)		$ 0.01	$ 0.01		$ 0.01
Weighted average remaining contractual life (in years)		4 months 24 days	1 year 4 months 24 days
Restricted share units | RSUs granted to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of the RSUs united granted	$ 54,646			$ 1,209
Fair value of the RSUs united granted (in US dollars per share)	$ 13.89			$ 18.91